Expense Example - Nuveen Equity Long/Short Fund	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 782
Expense Example, with Redemption, 3 Years	1,233
Expense Example, with Redemption, 5 Years	1,719
Expense Example, with Redemption, 10 Years	3,051
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	294
Expense Example, with Redemption, 3 Years	922
Expense Example, with Redemption, 5 Years	1,585
Expense Example, with Redemption, 10 Years	3,357
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	194
Expense Example, with Redemption, 3 Years	622
Expense Example, with Redemption, 5 Years	1,086
Expense Example, with Redemption, 10 Years	$ 2,370